Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12  COMMITMENTS AND CONTINGENCIES

The Company is a party to various vendor and license agreements and sponsored research arrangements in the normal course of business that create commitments and contractual obligations.

License Agreements

In April 2017, the Company entered into a license agreement with The Regents of University of California (the “Regents”) to develop and commercialize the DNA Methylation Based Predictor of Mortality. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. The Company is required to pay license maintenance fees on each anniversary date of agreement execution. The Company is liable to the Regents for an earned royalty of net sales of licensed products or licensed methods.

In February 2021, the Company entered into another license agreement with the Regents for GrimAge and PhenoAge technology. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. In consideration of the license and rights granted under the license agreement, the Company made a one-time cash payment and will make maintenance payments on each anniversary of the Agreement. The Company will pay the Regents for each assay internally used and a royalty on external net sales. Additionally, the contract includes development milestones and fees related to achieving commercial sales and a comparative longitudinal study of health outcomes.

As of June 30, 2023, besides upfront payments, the Company has only made payments related to license maintenance fees on both arrangements.

Supplier and Other Commitments

The Company made a 10,000 unit purchase commitment for supplies of which 3,000 remain outstanding as of June 30, 2023. Additionally, the Company has committed to pay advisors expense advances. Collectively, the Company has a commitment of $92 remaining in 2023 related to these commitments.

Legal Proceedings

On November 18, 2022, Smithline Family Trust II (“Smithline”) filed a complaint against the Company and Jon Sabes, the Company’s former Chief Executive Officer and a former member of the Company’s board of directors, in the Supreme Court of the State of New York, County of New York, Index 0654430/2022. The complaint asserts claims for breach of contract, unjust enrichment and fraud, alleging that (i) the Company breached its obligations to Smithline pursuant to that certain Securities Purchase Agreement, dated January 25, 2021, between FOXO Technologies Operating Company and Smithline, an accompanying 12.5% Original Issue Discount Convertible Debenture, due February 23, 2022, and Warrant to purchase shares of FOXO common stock until February 23, 2024 (collectively, including any amendment or other document entered into in connection therewith, the “Financing Documents”), (ii) the Company and Mr. Sabes were unjustly enriched as a result of their alleged actions and omissions in connection with the Financing Documents, and (iii) the Company and Mr. Sabes made materially false statements or omitted material information in connection with the Financing Documents. The complaint claims damages in excess of a minimum of $6,207 on each of the three causes of action, plus attorneys’ fees and costs.

On December 23, 2022, FOXO removed this action from the Supreme Court of the State of New York, County of New York to the United States District Court for the Southern District of New York, Case 1:22-cv-10858-VEC. The action was assigned to Judge Valerie E. Caproni.

On February 1, 2023, Defendant Jon Sabes moved to dismiss the Complaint as to Defendant Sabes pursuant to Fed. R. Civ. P. 12(b)(2) and 12(b)(6).

On February 22, 2023, Smithline filed an Amended Complaint. The Company filed its Answer to the Amended Complaint on March 8, 2023.

On March 15, 2023, Defendant Jon Sabes moved to dismiss the Amended Complaint as to Defendant Sabes pursuant to Fed. R. Civ. P. 12(b)(1), (2) & (6). On April 17, 2023, Smithline filed its opposition to Defendant Sabes’ motion. Sabes’ motion remains undecided.

This action is in the discovery phase of the litigation process and the Company is unable to determine the outcome. The Company is contesting this case vigorously.

The Company accrues for costs associated with certain contingencies, including, but not limited to, settlement of legal proceedings, regulatory compliance matters and self-insurance exposures when such costs are probable and reasonably estimable. In addition, the Company accrues for legal fees incurred in defense of asserted litigation and regulatory matters as such legal fees are incurred. To the extent it is probable under our existing insurance coverage that we are able to recover losses and legal fees related to contingencies, we record such recoveries concurrently with the accrual of the related loss or legal fees. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. In our determination of the probability and ability to estimate contingent liabilities and related insurance recoveries we consider the following: litigation exposure based on currently available information, consultations with external legal counsel, adequacy and applicability of existing insurance coverage and other pertinent facts and circumstances regarding the contingency. Liabilities established to provide for contingencies are adjusted as further information develops, circumstances change, or contingencies are resolved; and such changes are recorded in the condensed consolidated statements of operations during the period of the change and appropriately reflected in the consolidated balance sheets. As of June 30, 2023 and December 31, 2022 the Company does not have any accruals related to the settlement of legal proceedings.

The Company is also party to various other legal proceedings, claims, and regulatory, tax or government inquiries and investigations that arise in the ordinary course of business, and we may in the future be subject to additional legal proceedings and disputes.

Former CEO Severance

As of June 30, 2023, the Company’s Board of Directors has yet to complete its review into whether the former CEO was terminated with or without cause. Accordingly, the Company has yet to make a determination on its obligations under the former CEO’s employment agreement. The Company has accrued for his severance and has recognized expenses related to his stock-based compensation per the terms of his contract while the matter remains under review.

Should the review conclude that the former CEO was terminated without cause then the former CEO will receive thirty-six months of severance based on his base salary, his options granted immediately vest, and his Management Contingent Share Plan related to performance-based conditions that have been met become fully vested. $835 of severance is recorded within accrued severance and the remaining $740 recorded within other liabilities on the condensed consolidated balance sheets. The corresponding expense was recognized within selling, general and administrative expense on the condensed consolidated statements of operations at the time of his termination during the fourth quarter of 2022.

Should the review conclude the former CEO was terminated with cause then no severance or continued benefits are due and the Company will account for the forfeiture of the shares issued pursuant to the Management Contingent Share Plan as well as reverse the accrual and corresponding expense related to his severance. The forfeiture of the shares issued pursuant to the Management Contingent Share Plan would result in the Company reversing $9,130 of expense previously recognized related to the performance condition that has been met and based on his service prior to his termination as well as the vesting upon his termination.

Additionally, the Company cancelled the shares issued pursuant to the Management Contingent Share Plan related to performance based conditions that were not met as of the termination date.

Note 15 COMMITMENTS, CONTINGENCIES, AND OTHER SEVERANCE

The Company is a party to various vendor and license agreements and sponsored research arrangements in the normal course of business that create commitments and contractual obligations.

License Agreements

In April 2017, the Company entered into a license agreement with The Regents of University of California (the “Regents”) to develop and commercialize the DNA Methylation Based Predictor of Mortality. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. The Company is required to pay license maintenance fees on each anniversary date of agreement execution. The Company is liable to the Regents for an earned royalty of net sales of licensed products or licensed methods.

In February 2021, the Company entered into another license agreement with the Regents for GrimAge and PhenoAge technology. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. In consideration of the license and rights granted under the license agreement, the Company made a one-time cash payment and will make maintenance payments on each anniversary of the Agreement. The Company will pay the Regents for each assay internally used and a royalty on external net sales. Additionally, the contract includes development milestones and fees related to achieving commercial sales and a comparative longitudinal study of health outcomes.

Supplier Commitments

The Company made a 10,000 unit purchase commitment for supplies of which 3,000 remain outstanding as of December 31, 2022. Additionally, in the fourth quarter of 2022, the Company made a $92 commitment for sample processing within one year from the order. Collectively, the Company has a commitment of $146 remaining in the coming year related to these commitments.

Legal Proceedings

On November 18, 2022, Smithline Family Trust II (“Smithline”) filed a complaint against the Company and Jon Sabes, the Company’s former Chief Executive Officer and a current member of the Company’s board of directors, in the Supreme Court of the State of New York, County of New York, Index 0654430/2022. The complaint asserts claims for breach of contract, unjust enrichment and fraud, alleging that (i) the Company breached its obligations to Smithline pursuant to that certain Securities Purchase Agreement, dated January 25, 2021, between FOXO Technologies Operating Company and Smithline, an accompanying 12.5% Original Issue Discount Convertible Debenture, due February 23, 2022, and Warrant to purchase shares of FOXO common stock until February 23, 2024 (collectively, including any amendment or other document entered into in connection therewith, the “Financing Documents”), (ii) the Company and Mr. Sabes were unjustly enriched as a result of their alleged actions and omissions in connection with the Financing Documents, and (iii) the Company and Mr. Sabes made materially false statements or omitted material information in connection with the Financing Documents. The complaint claims damages in excess of a minimum of $6,207 on each of the three causes of action, plus attorneys’ fees and costs.

On December 23, 2022, FOXO removed this action from the Supreme Court of the State of New York, County of New York to the United States District Court for the Southern District of New York, Case 1:22-cv-10858-VEC. The action was assigned to Judge Valerie E. Caproni, and the Initial Pretrial Conference will be held on February 24, 2023.

On February 1, 2023, defendant Jon Sabes moved to dismiss the complaint pursuant to Fed. R. Civ. P. 12(b)(2) and 12(b)(6), which was denied on February 27, 2023

On February 22, 2023, Smithline filed an Amended Complaint. The Company filed its Answer to the Amended Complaint on March 8, 2023.

This action is at an early stage in the litigation process and the Company is unable to determine the outcome. The Company intends to contest this case vigorously.

The Company accrues for costs associated with certain contingencies, including, but not limited to, settlement of legal proceedings, regulatory compliance matters and self insurance exposures when such costs are probable and reasonably estimable. In addition, the Company accrues for legal fees incurred in defense of asserted litigation and regulatory matters as such legal fees are incurred. To the extent it is probable under our existing insurance coverage that we are able to recover losses and legal fees related to contingencies, we record such recoveries concurrently with the accrual of the related loss or legal fees. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. In our determination of the probability and ability to estimate contingent liabilities and related insurance recoveries we consider the following: litigation exposure based on currently available information, consultations with external legal counsel, adequacy and applicability of existing insurance coverage and other pertinent facts and circumstances regarding the contingency. Liabilities established to provide for contingencies are adjusted as further information develops, circumstances change, or contingencies are resolved; and such changes are recorded in the consolidated statements of operations during the period of the change and appropriately reflected in the consolidated balance sheets. As of December 31, 2021 and 2022 the Company does not have any accruals related to the settlement of legal proceedings.

The Company is also party to various other legal proceedings, claims, and regulatory, tax or government inquiries and investigations that arise in the ordinary course of business, and we may in the future be subject to additional legal proceedings and disputes.

Former CEO Severance

As of December 31, 2022, the Board has yet to complete its review whether the former CEO was terminated with or without cause. Accordingly, the Company has yet to make a determination on its obligations under the former CEO’s employment agreement. The Company has accrued for his severance and has recognized expenses related to his equity-based compensation per the terms of his contract while the matter remains under review.

Should the review conclude that the former CEO was terminated without cause then the former CEO will receive thirty-six months of severance based on his base salary, his options granted immediately vest, and his Management Contingent Share Plan related to performance-based conditions that have been met become fully vested. $576 of severance and related expense is recorded within accrued severance and the remaining $999 recorded within other liabilities on the consolidated balance sheets. The corresponding expense is recognized within selling, general and administrative expense on the consolidated statements of operations. The Company recognized $8,695 of expense related to the Management Contingent Share Plan.

Should the review conclude the former CEO was terminated with cause then no severance or continued benefits are due and the Company will account for the forfeiture of his Management Contingent Share Plan and reverse the accrual and corresponding expense related to his severance.

Additionally, the Company cancelled the Management Contingent Share Plan related to performance based conditions that have not been met.

Other Severance

During the fourth quarter of 2022, two employees with severance agreements were terminated. The Company intends to pay the severance over the course of the severance period. Accordingly, amounts are presented within accrued severance and other liabilities on the Company’s consolidated balance sheet. Additionally, the accrued severance includes an accrual to replace the 50,000 shares issued as part of the Management Contingent Share Plan in accordance with the severance agreement.